Vessel Revenues (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disaggregation of Revenue [Abstract]
Accounts receivable trade, net	$ 10,616,573	$ 4,102,150
Decrease in trade accounts receivable, net	(584,149)
Deferred assets	0	25,335
Voyage Charters [Member]
Disaggregation of Revenue [Abstract]
Accounts receivable trade, net	2,462,714	3,046,863
Deferred assets	$ 0	$ 25,335
Minimum [Member]
Disaggregation of Revenue [Abstract]
Term of time charters	1 month
Term of pool arrangements	6 months
Maximum [Member]
Disaggregation of Revenue [Abstract]
Term of time charters	12 months